UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21467

LMP Capital and Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

ITEM 1.                  SCHEDULE OF INVESTMENTS

LMP CAPITAL AND  INCOME FUND INC.

FORM N-Q

MARCH 31, 2009

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited)	March 31, 2009

Shares	Security	Value
COMMON STOCKS — 55.2%
CONSUMER DISCRETIONARY — 3.7%
Media — 3.7%
129,580	Lamar Advertising Co., Class A Shares *	$1,263,405
116,200	Thomson Reuters PLC (a)	2,599,374
59,121	Time Warner Cable Inc.	1,466,206
235,533	Time Warner Inc.	4,545,794
119,000	Walt Disney Co.	2,161,040
511,700	Warner Music Group Corp. *	1,202,495
	TOTAL CONSUMER DISCRETIONARY	13,238,314
CONSUMER STAPLES — 4.6%
Food Products — 1.5%
243,040	Kraft Foods Inc., Class A Shares	5,417,361
Household Products — 3.1%
141,640	Kimberly-Clark Corp.	6,531,020
94,150	Procter & Gamble Co.	4,433,524
	Total Household Products	10,964,544
	TOTAL CONSUMER STAPLES	16,381,905
ENERGY — 8.1%
Energy Equipment & Services — 2.4%
227,720	Halliburton Co.	3,522,829
182,820	National-Oilwell Varco Inc. *	5,248,762
	Total Energy Equipment & Services	8,771,591
Oil, Gas & Consumable Fuels — 5.7%
60,255	Devon Energy Corp.	2,692,796
858,910	El Paso Corp.	5,368,187
50,930	Petrohawk Energy Corp. *	979,384
32,620	Range Resources Corp.	1,342,639
193,700	Spectra Energy Corp.	2,738,918
147,510	Total SA, ADR	7,236,841
	Total Oil, Gas & Consumable Fuels	20,358,765
	TOTAL ENERGY	29,130,356
EXCHANGE TRADED FUND — 2.6%
116,790	UltraShort S&P500 ProShares	9,238,089
FINANCIALS — 6.5%
Capital Markets — 3.6%
465,630	Charles Schwab Corp.	7,217,265
307,220	Invesco Ltd.	4,258,069
252,687	Och-Ziff Capital Management Group	1,533,810
	Total Capital Markets	13,009,144
Insurance — 2.5%
63,350	Arch Capital Group Ltd. *	3,412,031
140,050	Travelers Cos. Inc.	5,691,632
	Total Insurance	9,103,663
Real Estate Investment Trusts (REITs) — 0.4%
89,730	Redwood Trust Inc.	1,377,356
	TOTAL FINANCIALS	23,490,163
HEALTH CARE — 4.5%
Health Care Equipment & Supplies — 1.2%
24,090	Alcon Inc.	2,190,022
66,820	Medtronic Inc.	1,969,185
	Total Health Care Equipment & Supplies	4,159,207

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value
Health Care Technology — 1.2%
418,520	HLTH Corp. *	$4,331,682
Pharmaceuticals — 2.1%
60,950	Johnson & Johnson	3,205,970
117,560	Novartis AG, ADR	4,447,295
	Total Pharmaceuticals	7,653,265
	TOTAL HEALTH CARE	16,144,154
INDUSTRIALS — 9.0%
Aerospace & Defense — 2.7%
109,960	L-3 Communications Holdings Inc.	7,455,288
69,120	TransDigm Group Inc. *	2,269,901
	Total Aerospace & Defense	9,725,189
Commercial Services & Supplies — 1.9%
505,984	Covanta Holding Corp. *	6,623,330
Industrial Conglomerates — 4.4%
411,970	General Electric Co.	4,165,017
410,360	McDermott International Inc. *	5,494,720
143,710	United Technologies Corp.	6,176,656
	Total Industrial Conglomerates	15,836,393
	TOTAL INDUSTRIALS	32,184,912
INFORMATION TECHNOLOGY — 7.3%
Communications Equipment — 1.5%
208,990	Nokia Oyj, ADR	2,438,913
76,810	QUALCOMM Inc.	2,988,677
	Total Communications Equipment	5,427,590
Computers & Peripherals — 1.4%
446,720	EMC Corp. *	5,092,608
Software — 4.4%
73,400	Adobe Systems Inc. *	1,570,026
391,560	Microsoft Corp.	7,192,958
381,060	Oracle Corp. *	6,885,754
	Total Software	15,648,738
	TOTAL INFORMATION TECHNOLOGY	26,168,936
MATERIALS — 5.7%
Chemicals — 2.7%
93,290	Air Products & Chemicals Inc.	5,247,562
54,310	Monsanto Co.	4,513,161
	Total Chemicals	9,760,723
Metals & Mining — 3.0%
60,600	Agnico-Eagle Mines Ltd.	3,449,352
72,500	Barrick Gold Corp.	2,350,450
177,080	Commercial Metals Co.	2,045,274
64,000	Newmont Mining Corp.	2,864,640
	Total Metals & Mining	10,709,716
	TOTAL MATERIALS	20,470,439
TELECOMMUNICATION SERVICES — 1.8%
Wireless Telecommunication Services — 1.8%
207,170	American Tower Corp., Class A Shares *	6,304,183
UTILITIES — 1.4%
Gas Utilities — 1.4%
159,460	National Fuel Gas Co.	4,890,638
	TOTAL COMMON STOCKS (Cost — $300,326,461)	197,642,089

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value
CONVERTIBLE PREFERRED STOCKS — 1.6%
ENERGY — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
3,200	El Paso Corp., 4.990%	$1,856,800
MATERIALS — 1.1%
Metals & Mining — 1.1%
4,350	Freeport-McMoRan Copper & Gold Inc., 5.500%	3,959,587
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $5,096,416)	5,816,387
PREFERRED STOCKS — 0.1%
FINANCIALS — 0.1%
Consumer Finance — 0.1%
809	Preferred Blocker Inc., 7.000% (b)	161,117
Thrifts & Mortgage Finance — 0.0%
25,950	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (c)*	11,937
300	Federal National Mortgage Association (FNMA), 7.000% (c)*	180
17,650	Federal National Mortgage Association (FNMA), 8.250% (c)*	12,532
	Total Thrifts & Mortgage Finance	24,649
	TOTAL PREFERRED STOCKS (Cost — $1,296,392)	185,766

Face Amount
ASSET-BACKED SECURITIES — 1.7%
FINANCIALS — 1.7%
Home Equity — 1.6%
$505,456	Asset-Backed Funding Certificates, 2.697% due 1/25/34 (d)	233,167
126,653	Countrywide Asset-Backed Certificates, 1.772% due 6/25/34 (d)	10,144
709,178	Credit-Based Asset Servicing & Securitization LLC, 5.704% due 12/25/36	385,256
73,417	Finance America Net Interest Margin Trust, 5.250% due 6/27/34 (a)(b)(e)(f)	73
157,651	Fremont Home Loan Trust, 2.172% due 2/25/34 (d)	43,058
1,820,000	Green Tree, 8.970% due 4/25/38 (b)(d)	1,334,599
	GSAA Home Equity Trust:
1,770,000	0.822% due 3/25/37 (d)	299,445
1,790,000	0.792% due 7/25/37 (a)(d)	412,561
1,720,000	0.822% due 5/25/47 (d)	523,372
610,028	GSAMP Trust, 1.672% due 11/25/34 (d)	261,169
484,290	Lehman XS Trust, 0.592% due 6/25/46 (d)	363,217
508,274	MASTR Specialized Loan Trust, 0.739% due 5/25/37 (b)(d)	203,309
1,332,535	Option One Mortgage Loan Trust, 1.572% due 5/25/34 (d)	778,386
657,017	RAAC, 0.902% due 10/25/46 (b)(d)	289,008
433,112	Renaissance Home Equity Loan Trust, 2.422% due 3/25/34 (d)	133,942
	Sail Net Interest Margin Notes:
141,210	7.750% due 4/27/33 (b)(e)(f)	16
71,380	5.500% due 3/27/34 (b)(e)(f)	7
445,644	Structured Asset Securities Corp., 0.724% due 11/25/37 (a)(d)	319,227
	Total Home Equity	5,589,956
Student Loan — 0.1%
350,000	Nelnet Student Loan Trust, 2.639% due 4/25/24 (d)	304,769
	TOTAL ASSET-BACKED SECURITIES (Cost — $10,585,271)	5,894,725
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
260,000	American Home Mortgage Investment Trust, 1.322% due 11/25/45 (d)	27,328
1,298,056	BCAP LLC Trust, 0.712% due 10/25/36 (d)	503,830
150,139	Bear Stearns ARM Trust, 5.778% due 2/25/36 (d)	73,052

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
	Countrywide Alternative Loan Trust:
$28,596	6.000% due 2/25/34	$26,486
1,435,404	0.755% due 7/20/46 (d)	519,128
	Federal Home Loan Mortgage Corp. (FHLMC):
60,576	6.000% due 3/15/34 (c)(d)	60,205
508,620	PAC, 6.000% due 4/15/34 (c)(d)	509,188
746,067	Harborview Mortgage Loan Trust, 1.626% due 11/19/35 (d)	14,921
	JPMorgan Mortgage Trust:
2,110,000	5.888% due 6/25/37 (a)(d)	894,336
1,060,000	6.000% due 8/25/37	414,073
823,320	MASTR ARM Trust, 4.532% due 9/25/33 (d)	619,436
1,511,121	MASTR Reperforming Loan Trust, 4.895% due 5/25/36 (a)(b)(d)	1,087,837
296,042	Merit Securities Corp., 2.023% due 9/28/32 (b)(d)	213,055
	MLCC Mortgage Investors Inc.:
288,456	1.442% due 4/25/29 (d)	110,666
458,914	1.402% due 5/25/29 (d)	170,976
1,023,626	RBS Greenwich Capital, Mortgage Pass-Through Certificates, 7.000% due 4/25/35	682,079
	Structured ARM Loan Trust:
1,680,695	5.372% due 5/25/35 (d)	819,914
611,800	5.892% due 5/25/36 (d)	303,092
	Thornburg Mortgage Securities Trust:
206,995	6.200% due 7/25/37 (d)	129,634
214,921	6.209% due 7/25/37 (d)	149,617
738,372	Washington Mutual Mortgage Pass-Through Certificates, 2.813% due 6/25/46 (a)(d)	232,587
758,300	Wells Fargo Alternative Loan Trust, 0.903% due 6/25/37 (d)	325,338
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $12,943,748)	7,886,778
COLLATERALIZED SENIOR LOANS — 2.9%
CONSUMER DISCRETIONARY — 1.0%
Diversified Consumer Services — 0.1%
246,875	Thomson Learning Hold, Term Loan B, 2.910% due 7/5/14 (d)	167,875
Hotels, Restaurants & Leisure — 0.1%
	Aramark Corp.:
14,607	Letter of Credit Facility Deposits, 1.875% due 1/31/14 (d)	12,726
229,916	Term Loan, 6.705% due 1/31/14	200,314
	Total Hotels, Restaurants & Leisure	213,040
Media — 0.8%
247,492	Charter Communications, Term Loan B, 3.732% due 3/15/14 (d)	203,149
246,714	CMP Susquehanna Corp., Term Loan, 2.491% due 6/7/13 (d)	89,064
495,601	Idearc Inc., Term Loan B, Senior Notes, 3.220% due 11/1/14 (d)	191,426
235,250	LodgeNet Entertainment Corp., Term Loan B, 3.220% due 4/4/14 (d)	136,837
1,000,000	Newsday LLC, Term Loan, 9.750% due 7/15/13	912,500
246,843	Regal Cinemas Corp., Term Loan B, 4.970% due 10/19/10 (d)	228,947
250,000	UPC Broadband Holding BV, Term Loan N, 2.247% due 3/30/14 (d)	217,250
1,000,000	Virgin Media Inc., Term Loan, 7.500% due 1/15/14	908,750
	Total Media	2,887,923
Multiline Retail — 0.0%
250,000	Neiman Marcus Group Inc., Term Loan B, 2.985% due 3/13/13 (d)	145,274
Specialty Retail — 0.0%
246,851	Michaels Stores Inc., Term Loan B, 3.327% due 10/31/13 (d)	137,890
	TOTAL CONSUMER DISCRETIONARY	3,552,002

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
HEALTH CARE — 0.2%
Health Care Equipment & Supplies — 0.1%
	Bausch & Lomb Inc.:
$198,000	Term Loan, 4.709% due 4/11/15 (d)	$170,032
50,000	Term Loan B, 3.768% due 4/11/15 (d)	42,938
	Total Health Care Equipment & Supplies	212,970
Health Care Providers & Services — 0.1%
	Community Health Systems Inc.:
15,468	Delayed Draw Term Loan, 7.756% due 7/2/14	13,407
226,754	Term Loan B, 3.436% due 7/2/14 (d)	196,538
240,196	HCA Inc., Term Loan B, 3.709% due 11/1/13 (d)	204,947
	Total Health Care Providers & Services	414,892
	TOTAL HEALTH CARE	627,862
INDUSTRIALS — 0.1%
Aerospace & Defense — 0.1%
	Dubai Aerospace Enterprise, Term Loan:
283,146	6.550% due 7/31/14 (d)	142,989
287,234	7.280% due 7/31/14 (d)	145,053
	Total Aerospace & Defense	288,042
Airlines — 0.0%
177,694	United Airlines Inc., Term Loan B, 2.563% due 1/12/14 (d)	86,725
Commercial Services & Supplies — 0.0%
246,241	US Investigations Services Inc., Term Loan B, 3.977% due 2/21/15 (d)	199,557
	TOTAL INDUSTRIALS	574,324
INFORMATION TECHNOLOGY — 0.1%
IT Services — 0.1%
562,875	First Data Corp., Term Loan, 3.219% due 10/15/14 (d)	380,961
MATERIALS — 0.6%
Chemicals — 0.2%
	Lyondell Chemical Co., Term Loan:
268,147	0.000% due 12/15/09 (d)	143,906
268,147	5.660% due 12/15/09 (d)	266,136
726,834	0.000% due 12/20/14 (d)	176,712
	Total Chemicals	586,754
Containers & Packaging — 0.1%
492,613	Graphic Packaging International, Term Loan C, 3.579% due 5/16/14 (d)	433,499
Paper & Forest Products — 0.3%
930,601	Georgia-Pacific Corp., Term Loan, 4.544% due 12/23/13 (d)	823,145
247,500	NewPage Corp., Term Loan, Tranche B, 4.807% due 11/5/14 (d)	170,280
	Total Paper & Forest Products	993,425
	TOTAL MATERIALS	2,013,678
TELECOMMUNICATION SERVICES — 0.6%
Diversified Telecommunication Services — 0.4%
5,115	Cablevision Systems Corp., Term Loan B, 2.083% due 3/30/13 (d)	4,653
168,750	Insight Midwest, Term Loan B, 2.500% due 4/10/14 (d)	148,440
993,639	Intelsat Corp., Term Loan, 5.288% due 6/30/13 (d)	866,453
500,000	Level 3 Communications Inc., Term Loan, 5.772% due 3/1/14 (d)	378,000
	Total Diversified Telecommunication Services	1,397,546
Wireless Telecommunication Services — 0.2%
992,366	MetroPCS Wireless Inc., Term Loan, 2.970% due 2/20/14 (d)	905,672
	TOTAL TELECOMMUNICATION SERVICES	2,303,218

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
UTILITIES — 0.3%
Electric Utilities — 0.1%
$493,731	TXU Corp., Term Loan B, 6.169% due 10/10/14 (d)	$327,560
Independent Power Producers & Energy Traders — 0.2%
994,975	Calpine Corp., Term Loan B, 4.335% due 3/29/14 (d)	762,745
	TOTAL UTILITIES	1,090,305
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $12,962,488)	10,542,350
CONVERTIBLE BONDS & NOTES — 1.0%
INFORMATION TECHNOLOGY — 1.0%
Internet Software & Services — 1.0%
5,343,000	VeriSign Inc., 3.250% due 8/15/37 (Cost - $3,544,009)	3,533,059
CORPORATE BONDS & NOTES — 26.2%
CONSUMER DISCRETIONARY — 3.0%
Auto Components — 0.1%
280,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (b)(g)	113,400
155,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	31,000
	Visteon Corp., Senior Notes:
1,507,000	8.250% due 8/1/10	82,885
845,000	12.250% due 12/31/16 (b)	46,475
	Total Auto Components	273,760
Automobiles — 0.1%
110,000	Ford Motor Co., Debentures, 8.875% due 1/15/22	33,550
	General Motors Corp., Senior Debentures:
600,000	8.250% due 7/15/23	73,500
1,300,000	8.375% due 7/15/33	162,500
	Total Automobiles	269,550
Diversified Consumer Services — 0.1%
230,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	216,200
Hotels, Restaurants & Leisure — 0.9%
1,000,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	585,000
255,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (e)(f)	1,301
810,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	267,300
295,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (b)	85,550
550,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	478,500
160,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	117,600
660,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	72,600
330,000	McDonald’s Corp., Medium Term Notes, 5.350% due 3/1/18	348,778
	MGM MIRAGE Inc.:
380,000	Notes, 6.750% due 9/1/12	134,900
203,000	Senior Subordinated Notes, 9.375% due 2/15/10	38,570
750,000	River Rock Entertainment Authority, Senior Secured Notes, 9.750% due 11/1/11	378,750
250,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	93,750
	Station Casinos Inc.:
	Senior Notes:
60,000	6.000% due 4/1/12 (e)(f)	15,300
530,000	7.750% due 8/15/16 (e)(f)	124,550
100,000	Senior Subordinated Notes, 6.875% due 3/1/16 (e)(f)	5,500

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 0.9% (continued)
$500,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	$392,500
	Total Hotels, Restaurants & Leisure	3,140,449
Household Durables — 0.3%
185,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	51,800
485,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	414,675
700,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	556,500
	Total Household Durables	1,022,975
Internet & Catalog Retail — 0.0%
30,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (b)	25,650
Media — 1.0%
340,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	212,500
3,419,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (e)(f)	384,637
325,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (e)(f)	290,875
360,000	Cengage Learning Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (b)	186,300
85,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (e)(f)	956
390,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (b)(e)(f)	380,250
1,320,000	Comcast Corp., 5.700% due 5/15/18	1,240,246
85,000	Dex Media West LLC/Dex Media Finance Co., Senior Notes, 8.500% due 8/15/10	42,925
1,265,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (f)	39,531
20,000	News America Inc., Senior Notes, 6.650% due 11/15/37	15,027
	R.H. Donnelley Corp.:
655,000	Senior Discount Notes, 6.875% due 1/15/13	39,300
450,000	Senior Notes, 8.875% due 1/15/16	28,125
10,000	Time Warner Cable Inc., 5.850% due 5/1/17	8,979
810,000	Time Warner Inc., Senior Notes, 6.875% due 5/1/12	824,984
	Total Media	3,694,635
Multiline Retail — 0.4%
	Dollar General Corp.:
690,000	Senior Notes, 10.625% due 7/15/15	691,725
330,000	Senior Subordinated Notes, 11.875% due 7/15/17 (g)	325,875
2,105,000	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15 (g)	686,756
	Total Multiline Retail	1,704,356
Specialty Retail — 0.0%
315,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	143,325
Textiles, Apparel & Luxury Goods — 0.1%
270,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	198,450
	TOTAL CONSUMER DISCRETIONARY	10,689,350
CONSUMER STAPLES — 0.6%
Food & Staples Retailing — 0.2%
420,073	CVS Caremark Corp., Pass-Through Certificates, 6.943% due 1/10/30 (b)	321,028
	Kroger Co., Senior Notes:
200,000	5.500% due 2/1/13	205,216
400,000	6.150% due 1/15/20	396,386
	Total Food & Staples Retailing	922,630
Food Products — 0.1%
	Dole Food Co. Inc., Senior Notes:
125,000	7.250% due 6/15/10	115,625

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
Food Products — 0.1% (continued)
$261,000	8.875% due 3/15/11	$223,808
	Total Food Products	339,433
Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
150,000	8.500% due 5/15/12	128,250
380,000	11.000% due 5/15/12	355,300
580,000	Reynolds American Inc., 6.750% due 6/15/17	495,883
	Total Tobacco	979,433
	TOTAL CONSUMER STAPLES	2,241,496
ENERGY — 3.7%
Energy Equipment & Services — 0.3%
965,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	617,600
250,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	158,750
55,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	54,450
10,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	9,112
460,000	Transocean Inc., Senior Notes, 5.250% due 3/15/13	461,563
	Total Energy Equipment & Services	1,301,475
Oil, Gas & Consumable Fuels — 3.4%
750,000	Amerada Hess Corp., Senior Notes, 6.650% due 8/15/11	765,462
	Anadarko Petroleum Corp., Senior Notes:
60,000	5.950% due 9/15/16	51,751
1,040,000	6.450% due 9/15/36	728,788
540,000	Apache Corp., Senior Notes, 5.625% due 1/15/17	553,828
440,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	308,000
	Chesapeake Energy Corp., Senior Notes:
775,000	6.375% due 6/15/15	656,813
400,000	6.500% due 8/15/17	328,000
85,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	67,575
330,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	329,458
750,000	Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11	784,793
	El Paso Corp.:
	Medium-Term Notes:
180,000	7.800% due 8/1/31	135,396
1,050,000	7.750% due 1/15/32	787,539
280,000	Senior Notes, 8.250% due 2/15/16	263,200
870,000	Energy Transfer Partners LP, Senior Notes, 6.700% due 7/1/18	788,770
320,000	Enterprise Products Operating LLP, Junior Subordinated Notes, 8.375% due 8/1/66 (d)	214,657
970,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	756,600
260,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	167,700
	Kerr-McGee Corp., Notes:
300,000	6.875% due 9/15/11	306,791
140,000	6.950% due 7/1/24	107,501
	Kinder Morgan Energy Partners LP:
580,000	Medium-Term Notes, 6.950% due 1/15/38	497,705
	Senior Notes:
540,000	6.000% due 2/1/17	507,930
100,000	5.950% due 2/15/18	91,198
605,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14	273,763
240,000	Overseas Shipholding Group Inc., Senior Notes, 7.500% due 2/15/24	142,800
410,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	276,750
160,000	Petroplus Finance Ltd., Senior Notes, 7.000% due 5/1/17 (b)	116,000
780,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)(e)(f)	31,200
260,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	137,800
330,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	318,450
355,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.250% due 5/1/12	293,763

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 3.4% (continued)
	Williams Cos. Inc.:
$100,000	Notes, 8.750% due 3/15/32	$90,960
470,000	Senior Notes, 7.750% due 6/15/31	381,589
	XTO Energy Inc., Senior Notes:
170,000	7.500% due 4/15/12	178,168
350,000	5.650% due 4/1/16	334,504
300,000	5.500% due 6/15/18	279,143
	Total Oil, Gas & Consumable Fuels	12,054,345
	TOTAL ENERGY	13,355,820
FINANCIALS — 5.5%
Capital Markets — 0.6%
300,000	Bear Stearns Co. Inc., Senior Notes, 6.400% due 10/2/17	292,444
30,000	Goldman Sachs Capital II, Junior Subordinated Bonds, 5.793% due 6/1/12 (d)(h)	12,498
600,000	Goldman Sachs Group Inc., Senior Notes, 6.150% due 4/1/18	548,967
1,200,000	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (b)(e)(f)	3,000
50,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (d)(f)(h)	5
	Lehman Brothers Holdings Inc., Medium-Term Notes:
1,110,000	6.750% due 12/28/17 (f)	111
130,000	Senior Notes, 6.200% due 9/26/14 (f)	17,225
	Merrill Lynch & Co. Inc.:
520,000	Notes, 6.875% due 4/25/18	407,322
100,000	Senior Notes, 5.450% due 2/5/13	82,043
940,000	Morgan Stanley, Medium-Term Notes, 5.625% due 1/9/12	905,051
	Total Capital Markets	2,268,666
Commercial Banks — 1.0%
20,000	BAC Capital Trust XIV, Junior Subordinated Notes, 5.630% due 3/15/12 (d)(h)	4,402
13,635	Fifth Third Bank, Notes, 2.870% due 8/10/09	13,188
290,000	Glitnir Banki HF, Notes, 6.375% due 9/25/12 (b)(e)(f)	32,625
100,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due 6/30/14 (b)(d)(h)	24,034
1,300,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (b)(d)(h)	598,571
1,400,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (b)(d)(h)	238,162
700,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (d)	393,330
1,520,000	Wachovia Corp., Medium Term Notes, 5.500% due 5/1/13	1,402,767
690,000	Wells Fargo & Co., Senior Notes, 5.625% due 12/11/17	630,614
380,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	257,186
	Total Commercial Banks	3,594,879
Consumer Finance — 2.0%
300,000	Aiful Corp., Notes, 6.000% due 12/12/11 (b)	75,033
610,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (d)	294,543
300,000	Caterpillar Financial Services Corp., Medium-Term Notes, 5.450% due 4/15/18	257,823
	Ford Motor Credit Co.:
	Notes:
750,000	5.700% due 1/15/10	642,531
1,050,000	7.000% due 10/1/13	702,704
	Senior Notes:
135,000	9.750% due 9/15/10	111,091
1,600,000	9.875% due 8/10/11	1,211,731
310,000	12.000% due 5/15/15	235,150
170,000	8.000% due 12/15/16	111,870

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
Consumer Finance — 2.0% (continued)
	GMAC LLC:
	Senior Notes:
$208,000	7.750% due 1/19/10 (b)	$174,774
1,000,000	6.875% due 9/15/11 (b)	710,980
1,203,000	6.625% due 5/15/12 (b)	807,514
61,000	7.500% due 12/31/13 (b)	29,345
184,000	6.750% due 12/1/14 (b)	107,038
1,043,000	8.000% due 11/1/31 (b)	502,611
53,000	Subordinated Notes, 8.000% due 12/31/18 (b)	15,401
500,000	John Deere Capital Corp., Medium-Term Notes, 5.350% due 4/3/18	464,645
1,340,000	SLM Corp., Senior Notes, 8.450% due 6/15/18	724,683
	Total Consumer Finance	7,179,467
Diversified Financial Services — 1.4%
150,000	AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12 (b)	85,500
100,000	Aiful Corp., Notes, 5.000% due 8/10/10 (b)	35,008
	Bank of America Corp.:
970,000	Senior Notes, 5.650% due 5/1/18	810,607
100,000	Subordinated Notes, 5.420% due 3/15/17	60,863
125,000	Capital One Bank, Notes, 5.750% due 9/15/10	124,799
550,000	Citigroup Inc., Notes, 6.875% due 3/5/38	480,885
125,000	Countrywide Home Loans Inc., Medium-Term Notes, 4.125% due 9/15/09	123,536
	General Electric Capital Corp.:
850,000	Senior Notes, 5.625% due 5/1/18	740,353
20,000	Subordinated Debentures, 6.375% due 11/15/67 (d)	9,724
200,000	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67 (b)(d)	45,094
1,320,000	JPMorgan Chase & Co., Subordinated Notes, 6.125% due 6/27/17	1,216,273
	Leucadia National Corp., Senior Notes:
370,000	8.125% due 9/15/15	294,612
70,000	7.125% due 3/15/17	48,300
620,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 10.257% due 10/1/15 (d)	517,700
300,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	266,250
	Total Diversified Financial Services	4,859,504
Insurance — 0.4%
1,170,000	American International Group Inc., Medium-Term Notes, 5.850% due 1/16/18	458,647
650,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	273,462
600,000	Pacific Life Global Funding, Notes, 5.150% due 4/15/13 (b)	565,610
140,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (d)	74,390
	Total Insurance	1,372,109
Real Estate Investment Trusts (REITs) — 0.1%
220,000	Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17	82,500
85,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	73,950
	Total Real Estate Investment Trusts (REITs)	156,450
Real Estate Management & Development — 0.0%
140,400	Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 23.322% due 6/30/15 (a)(b)(e)(f)	52,948
570,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	99,750
	Total Real Estate Management & Development	152,698
	TOTAL FINANCIALS	19,583,773
HEALTH CARE — 2.5%
Health Care Equipment & Supplies — 0.2%
690,000	Biomet Inc., Senior Notes, 10.375% due 10/15/17 (g)	586,500
Health Care Providers & Services — 2.1%
550,000	Cardinal Health Inc., Senior Notes, 5.800% due 10/15/16	505,931

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
Health Care Providers & Services — 2.1% (continued)
	DaVita Inc.:
$220,000	Senior Notes, 6.625% due 3/15/13	$214,500
730,000	Senior Subordinated Notes, 7.250% due 3/15/15	705,362
	HCA Inc., Senior Secured Notes:
800,000	9.125% due 11/15/14	754,000
215,000	9.250% due 11/15/16	196,188
1,880,000	9.625% due 11/15/16 (g)	1,504,000
425,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	401,625
	Tenet Healthcare Corp., Senior Notes:
400,000	7.375% due 2/1/13	320,000
525,000	9.000% due 5/1/15 (b)	509,250
525,000	10.000% due 5/1/18 (b)	510,562
600,000	UnitedHealth Group Inc., Senior Notes, 5.250% due 3/15/11	605,411
1,000,000	US Oncology Holdings Inc., Senior Notes, 6.904% due 3/15/12 (d)(g)	605,000
	WellPoint Inc., Senior Notes:
720,000	5.000% due 1/15/11	722,374
30,000	5.875% due 6/15/17	28,247
	Total Health Care Providers & Services	7,582,450
Pharmaceuticals — 0.2%
320,000	Abbott Laboratories, Senior Notes, 5.600% due 11/30/17	338,754
445,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (e)(f)	2,225
370,000	Wyeth, Notes, 5.950% due 4/1/37	349,589
	Total Pharmaceuticals	690,568
	TOTAL HEALTH CARE	8,859,518
INDUSTRIALS — 1.9%
Aerospace & Defense — 0.1%
2,430,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (g)	285,525
Airlines — 0.1%
	Continental Airlines Inc., Pass-Through Certificates:
94,289	8.312% due 4/2/11 (a)	73,545
380,000	7.339% due 4/19/14	237,500
800,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (b)	204,000
	Total Airlines	515,045
Building Products — 0.3%
	Associated Materials Inc.:
625,000	Senior Discount Notes, 11.250% due 3/1/14	190,625
1,110,000	Senior Subordinated Notes, 9.750% due 4/15/12	882,450
1,790,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 21.028% due 3/1/14	116,350
	Total Building Products	1,189,425
Commercial Services & Supplies — 0.6%
220,000	Allied Waste North America Inc., Senior Notes, 6.875% due 6/1/17	200,502
550,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	518,375
600,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	429,000
440,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	217,800
790,000	US Investigations Services Inc., Senior Subordinated Notes, 10.500% due 11/1/15 (b)	606,325
225,000	Waste Management Inc., Senior Notes, 6.375% due 11/15/12	226,747
	Total Commercial Services & Supplies	2,198,749
Construction & Engineering — 0.3%
1,000,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (b)	982,500

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
Road & Rail — 0.2%
$1,195,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	$525,800
50,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13	40,750
	Total Road & Rail	566,550
Trading Companies & Distributors — 0.3%
1,035,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	595,125
440,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	279,400
650,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b) (e)	214,500
	Total Trading Companies & Distributors	1,089,025
Transportation Infrastructure — 0.0%
	Swift Transportation Co., Senior Secured Notes:
150,000	8.984% due 5/15/15 (b)(d)	33,750
405,000	12.500% due 5/15/17 (b)	91,125
	Total Transportation Infrastructure	124,875
	TOTAL INDUSTRIALS	6,951,694
INFORMATION TECHNOLOGY — 0.2%
Electronic Equipment, Instruments & Components — 0.0%
385,000	NXP BV/NXP Funding LLC, Senior Notes, 9.500% due 10/15/15	43,313
IT Services — 0.1%
170,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (g)	65,450
360,000	First Data Corp., Senior Notes, 9.875% due 9/24/15	212,400
	Total IT Services	277,850
Office Electronics — 0.1%
290,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	221,798
Semiconductors & Semiconductor Equipment — 0.0%
	Freescale Semiconductor Inc.:
35,000	Senior Notes, 8.875% due 12/15/14	7,525
310,000	Senior Subordinated Notes, 10.125% due 12/15/16	57,350
	Total Semiconductors & Semiconductor Equipment	64,875
	TOTAL INFORMATION TECHNOLOGY	607,836
MATERIALS — 1.9%
Chemicals — 0.1%
	Georgia Gulf Corp., Senior Notes:
90,000	9.500% due 10/15/14 (e)	15,525
515,000	10.750% due 10/15/16 (e)	38,625
60,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	24,900
100,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (a)	95,365
360,000	PPG Industries Inc., Senior Notes, 6.650% due 3/15/18	352,662
	Total Chemicals	527,077
Containers & Packaging — 0.0%
135,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	95,175
Metals & Mining — 1.2%
1,560,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	1,460,658
650,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	393,250
160,000	Noranda Aluminium Acquisition Corp., Senior Notes, 6.595% due 5/15/15 (d)(g)	50,400
2,940,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	1,190,700
700,000	Ryerson Inc., Senior Secured Notes, 12.250% due 11/1/15 (b)	400,750
	Steel Dynamics Inc., Senior Notes:
100,000	7.375% due 11/1/12	78,500
785,000	7.750% due 4/15/16 (b)	541,650

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
Metals & Mining — 1.2% (continued)
$156,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	$135,492
	Total Metals & Mining	4,251,400
Paper & Forest Products — 0.6%
1,640,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (b)(e)(f)	1,418,600
1,185,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	219,225
435,000	NewPage Corp., Senior Secured Notes, 7.420% due 5/1/12 (d)	141,375
750,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	180,000
150,000	Weyerhaeuser Co., Senior Notes, 6.750% due 3/15/12	144,378
	Total Paper & Forest Products	2,103,578
	TOTAL MATERIALS	6,977,230
TELECOMMUNICATION SERVICES — 3.9%
Diversified Telecommunication Services — 3.2%
	AT&T Inc.:
630,000	Global Notes, 5.600% due 5/15/18	614,134
1,210,000	Senior Notes, 6.400% due 5/15/38	1,079,855
460,000	British Telecommunications PLC, Bonds, 9.125% due 12/15/30	419,027
600,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	589,503
730,000	Embarq Corp., Senior Notes, 6.738% due 6/1/13	681,326
660,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (e)(f)	6,600
680,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	663,000
	Level 3 Financing Inc., Senior Notes:
795,000	9.250% due 11/1/14	552,525
30,000	5.474% due 2/15/15 (d)	15,450
1,095,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (b)	1,029,300
400,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	348,000
100,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	84,427
790,000	Telefonica Emisones SAU, Senior Notes, 6.221% due 7/3/17	810,903
	Verizon Communications Inc., Senior Notes:
660,000	5.500% due 2/15/18	629,616
730,000	6.400% due 2/15/38	663,835
800,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	748,000
650,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (b)	646,750
1,915,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,891,062
	Total Diversified Telecommunication Services	11,473,313
Wireless Telecommunication Services — 0.7%
420,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (b)(g)	500,130
65,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	63,375
	Sprint Capital Corp., Senior Notes:
1,190,000	8.375% due 3/15/12	1,076,950
330,000	6.875% due 11/15/28	202,950
300,000	Sprint Nextel Corp., 6.000% due 12/1/16	216,000
780,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (b)	378,300
	Total Wireless Telecommunication Services	2,437,705
	TOTAL TELECOMMUNICATION SERVICES	13,911,018
UTILITIES — 3.0%
Electric Utilities — 0.3%
365,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31	297,752
	Pacific Gas & Electric Co.:
320,000	Senior Notes, 5.625% due 11/30/17	324,658
230,000	Senior Unsubordinated Notes, 5.800% due 3/1/37	219,457

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount		Security	Value
Electric Utilities — 0.3% (continued)
$670,000		Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.500% due 11/1/16 (g)	$251,250
		Total Electric Utilities	1,093,117
Gas Utilities — 0.2%
770,000		Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	735,350
Independent Power Producers & Energy Traders — 2.5%
		AES Corp., Senior Notes:
1,100,000		7.750% due 3/1/14	990,000
720,000		7.750% due 10/15/15	631,800
660,000		8.000% due 10/15/17	569,250
490,000		Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	320,950
990,000		Dynegy Inc., Bonds, 7.670% due 11/8/16	749,925
		Edison Mission Energy, Senior Notes:
480,000		7.750% due 6/15/16	367,200
350,000		7.200% due 5/15/19	245,000
750,000		7.625% due 5/15/27	453,750
3,920,000		Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17 (g)	1,675,800
720,978		Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	684,929
		NRG Energy Inc., Senior Notes:
250,000		7.250% due 2/1/14	235,625
2,175,000		7.375% due 2/1/16	2,028,187
		Total Independent Power Producers & Energy Traders	8,952,416
		TOTAL UTILITIES	10,780,883
		TOTAL CORPORATE BONDS & NOTES (Cost — $141,980,884)	93,958,618
SOVEREIGN BOND — 0.0%
Argentina — 0.0%
22,931	ARS	Republic of Argentina, GDP Linked Securities, 1.384% due 12/15/35 (a)(d) (Cost - $266)	237
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.9%
U.S. Government Agencies — 0.9%
		Federal Home Loan Bank (FHLB):
3,000,000		1.050% due 2/23/10	3,003,111
100,000		Global Bonds, 5.500% due 7/15/36	114,619
110,000		Federal National Mortgage Association (FNMA), Subordinated Notes, 5.250% due 8/1/12 (c)	115,257
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $3,198,868)	3,232,987
U.S. TREASURY INFLATION PROTECTED SECURITIES — 1.0%
		U.S. Treasury Bonds, Inflation Indexed:
808,382		2.000% due 1/15/26	801,814
1,978,547		2.375% due 1/15/27 (i)	2,073,145
732,795		U.S. Treasury Notes, Inflation Indexed, 2.375% due 1/15/17	779,739
		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $3,443,415)	3,654,698

Contracts
PURCHASED OPTIONS — 0.5%
34,900		S&P 500 Index, Put @ $650.00, Expires 12/19/09 (Cost - $1,834,727)	1,675,200
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $497,212,945)	334,022,894

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 6.7%
Repurchase Agreements — 6.7%
$17,786,000	Interest in $536,223,000 joint tri-party repurchase agreement dated 3/31/09 with Greenwich Capital Markets Inc., 0.200% due 4/1/09; Proceeds at maturity - $17,786,099; (Fully collateralized by various U.S. government agency obligations, 3.200% to 7.125% due 11/3/09 to 11/17/17; Market value - $18,141,771)	$17,786,000
6,315,000	Morgan Stanley tri-party repurchase agreement dated 3/31/09, 0.160% due 4/1/09; Proceeds at maturity - $6,315,028; (Fully collateralized by U.S. government agency obligations, 2.625% due 3/19/12; Market value - $6,482,927)	6,315,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $24,101,000)	24,101,000
	TOTAL INVESTMENTS — 100.0% (Cost — $521,313,945#)	$358,123,894

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.
(e)	Illiquid security.
(f)	Security is currently in default.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Security has no maturity date. The date shown represents the next call date.
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedule of Written Options

Contracts	Security	Expiration Date	Strike Price	Value
734	Adobe Systems Inc., Call	1/16/10	$17.50	$474,898
454	Agnico Eagle Mines Ltd., Call	1/16/10	45.00	860,330
350	Air Products & Chemicals Inc., Call	1/16/10	45.00	518,000
1,036	American Tower Corp., Call	1/16/10	30.00	559,440
145	Barrick Gold Corp., Call	1/16/10	30.00	116,000
435	Barrick Gold Corp., Call	1/16/10	27.50	402,375
885	Commercial Metals Co., Call	6/20/09	12.50	123,900
294	Devon Energy Corp., Call	1/16/10	50.00	202,860
2,233	EMC Corp., Call	1/16/10	12.50	386,309
1,140	Halliburton Co., Call	1/16/10	15.00	412,680
195	Johnson & Johnson, Call	10/16/10	50.00	124,800
656	Kraft Foods Inc., Call	1/16/10	25.00	85,280
185	L-3 Communications Holdings Corp., Call	1/16/10	70.00	149,480
174	L-3 Communications Holdings Corp., Call	1/16/10	60.00	225,330
1,680	McDermott International Inc., Call	8/22/09	10.00	772,800
3,584	Microsoft, Call	1/16/10	17.50	1,254,400
125	Newmont Mining Corp., Call	1/16/10	35.00	181,250
386	Newmont Mining Corp., Call	1/16/10	30.00	665,850
590	Novartis AG, Call	1/16/10	40.00	203,550

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Schedule of Written Options
Written Options — (3.0)% (continued)

Contracts	Security	Expiration Date	Strike Price	Value
440	Oracle Corp., Call	1/16/10	$15.00	$198,000
988	Oracle Corp., Call	1/16/10	17.50	316,160
804	Schwab Charles Corp., Call	6/20/09	12.50	281,400
1,045	Schwab Charles Corp., Call	1/16/10	10.00	679,250
643	Time Warner Inc., Call	1/16/10	10.00	70,730
1,348	Travelers Cos. Inc., Call	1/16/10	40.00	1,017,740
378	United Technologies Corp., Call	1/16/10	45.00	185,220
1,190	Walt Disney Co., Call	1/16/10	17.50	404,600
	Total Written Options (Premiums Received — $11,696,043)			$10,872,632

Abbreviations used in this schedule:

ADR	-	American Depositary Receipt
ARM	-	Adjustable Rate Mortgage
ARS	-	Argentine Peso
GDP	-	Gross Domestic Product
GMAC	-	General Motors Acceptance Corp.
GSAMP	-	Goldman Sachs Alternative Mortgage Products
MASTR	-	Mortgage Asset Securitization Transactions Inc.
MLCC	-	Merrill Lynch Credit Corporation
PAC	-	Planned Amortization Class

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income. The Fund pursues its investment objective by investing at least 80% of its assets in a broad range of equity and fixed income securities of both U.S. and foreign issuers.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$358,123,894	$202,720,068	$155,171,002	$232,824
Other Financial Instruments*	(10,755,305)	(10,601,084)	(154,221)	—
Total	$347,368,589	$192,118,984	$155,016,781	$232,824

* Other financial instruments include written options, futures and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Notes to Schedule of Investments (unaudited) (continued)

	Investments in Securities
Balance as of December 31, 2008	$70,717
Accrued Premiums/Discounts	85
Realized Gain (Loss)	(498,493)
Change in unrealized appreciation (depreciation)	501,236	(1)
Net purchases (sales)	—
Transfers in and/or out of Level 3	159,279
Balance as of March 31, 2009	$232,824
Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(326,473)

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Financial Futures Contracts.  The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures held in the Fund [For reports that include multiple funds, the appropriate funds need to be identified and listed], payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. With futures, there is minimal counterparty risk to the Fund since futures are

Notes to Schedule of Investments (unaudited) (continued)

exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund may enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in interest rates, if applicable. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

(e) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,866,278
Gross unrealized depreciation	(167,056,329)
Net unrealized depreciation	$(163,190,051)

During the period ended March 31, 2009, written option transactions for the Fund were as follows:

Notes to Schedule of Investments (unaudited) (continued)

	Number of Contracts	Premiums
Written options, outstanding December 31, 2008	28	$20,167
Options written	28,115	14,766,324
Options closed	(6,012)	(3,074,411)
Options expired	(14)	(16,037)
Written options, outstanding March 31, 2009	22,117	$11,696,043

At March 31, 2009, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
British Pound	650,000	$931,351	5/12/09	$(18,689)
British Pound	110,000	157,613	5/12/09	3,218
Euro	1,360,000	1,804,308	5/12/09	8,292
Euro	1,320,254	1,751,577	5/12/09	44,818
Euro	131,001	173,799	5/12/09	8,547
Japanese Yen	72,660,000	734,656	5/12/09	(85,434)
				(39,248)
Contracts to Sell:
British Pound	808,000	1,157,740	5/12/09	(38,660)
Euro	2,830,000	3,754,552	5/12/09	(92,532)
Japanese Yen	72,350,000	731,522	5/12/09	69,430
British Pound	503,000	720,818	6/11/09	(673)
British Pound	1,155,000	1,655,158	6/11/09	(52,538)
				(114,973)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(154,221)

At March 31, 2009, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain
Contracts to Buy:
90 Day Eurodollar	14	6/09	$3,420,938	$3,461,500	$40,562
90 Day Eurodollar	61	9/09	15,007,731	15,083,013	75,282
90 Day Eurodollar	4	3/10	985,318	987,000	1,682
90 Day Eurodollar	5	9/10	1,229,398	1,229,813	415
German Federal Republic 10-Year Bonds	5	6/09	822,529	825,438	2,909
U.S. Treasury 5-Year Notes	90	6/09	10,568,530	10,688,906	120,376
U.S. Treasury 10-Year Notes	6	6/09	726,355	744,469	18,114
U.S. Treasury 30-Year Bonds	4	6/09	506,604	518,812	12,208
Net Unrealized Gain on Open Futures Contracts					$271,548

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2009.

Notes to Schedule of Investments (unaudited) (continued)

	Futures Contracts		Written	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Options, at value	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$271,548	—	—			$271,548
Foreign Exchange Contracts	—	—	—	$134,305	$(288,526)	(154,221)
Credit Contracts	—	—	—	—	—	—
Equity Contracts	—	—	$(10,872,632)	—	—	(10,872,632)
Other Contracts	—	—	—	—	—	—
Total	$271,548	—	$(10,872,632)	$134,305	$(288,526)	$(10,755,305)

3. Recent accounting pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Capital and Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	May 28, 2009